Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
13.	LEASES

The Group as a lessee

The Group has lease contracts for offices premises and office equipment used in its operations. Leases of offices premises generally have lease periods of two to three years, while the office equipment generally have a lease term of five years. Generally, the Group is restricted from assigning and subleasing the leased assets outside the Group.

(a)	Right-of-use assets

The carrying amount of the Group’s right-of-use assets and the movements during the year is as follows:

	Office	Office
	premises	equipment	Total
	US$	US$	US$

At January 1, 2023	775,876	2,538	778,414
Additions	412,276	7,118	419,394
Remeasurement on lease modifications	134,429	-	134,429
Depreciation charge	(740,950)	(3,006)	(743,956)
Exchange realignment	1,447	(7)	1,440

At December 31, 2023 and January 1, 2024	583,078	6,643	589,721
Remeasurement on lease modifications	884,288	-	884,288
Depreciation charge	(710,579)	(1,424)	(712,003)
Exchange realignment	(18,231)	32	(18,199)

At December 31, 2024	738,556	5,251	743,807

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	2024	2023
	US$	US$

Carrying amount at January 1	606,061	785,687
New leases	-	416,451
Remeasurement on lease modifications	866,795	133,171
Accretion of interest recognized during the year	23,700	48,363
Payments	(745,592)	(779,271)
Exchange realignment	(15,414)	1,660

Carrying amount at December 31	735,550	606,061

Analyzed into:
Current portion	441,878	574,630
Non-current portion	293,672	31,431

The maturity analysis of lease liabilities is disclosed in note 31 to the financial statements.

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	2024	2023	2022
	US$	US$	US$

Interest on lease liabilities	23,700	48,363	42,130
Depreciation charge of right-of-use assets	712,003	743,956	871,157
Expense relating to short-term leases	11,126	42,931	157,264
Loss on lease modifications	-	-	65,406

Total amount recognized in profit or loss	746,829	835,250	1,135,957

(d)	The Group’s total cash outflows for leases are disclosed in Note 28(b) to the financial statements. The Group also had non-cash additions/lease modifications to right-of-use assets and lease liabilities of US$884,288 (2023: US$553,823; 2022: US$1,192,165) and US$866,795 (2023: US$549,622; 2022: US$1,172,679), respectively.